Vendor Notes Receivable (Details Narrative) (10-K) - USD ($)	2 Months Ended	12 Months Ended
	Feb. 01, 2017	Mar. 31, 2019	Jun. 05, 2019	Mar. 29, 2019	Dec. 31, 2016	Oct. 24, 2016
Interest amount		$ 22,196	$ 18,226	$ 52,065
Note Holder [Member]
Note receivable net						$ 1,550,000
Advanced Tactical Armament Concepts, LLC [Member]
Payment to overcome ceased operations		235,000
Increase in working capital		665,000
Borrowing amount		900,000
Interest amount		$ 135,000
Raw materials	$ 219,000
Advanced to vendors	$ 89,000
Western Alliance Bank [Member]
Note receivable net					$ 1,550,000	$ 1,910,993